RELATED PARTY TRANSACTIONS	12 Months Ended
Aug. 31, 2017
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 9 – RELATED PARTY TRANSACTIONS

From inception and through change of control on October 20, 2015, the Company received advances from a former Director in the amount of $40,057 to pay for operating expenses on behalf of the Company. During the year ended August 30, 2016, the former Director forgave $37,557, which was recorded as contributed capital, and the rest of $2,500 was taken against stock subscription owed by him to the Company.

During the year ended August 31, 2016, the Company received advances from related parties in the amount of $45,288 to pay for expenses. The amounts due to the related parties are unsecured and non-interest bearing with no set terms of repayment. As of August 31, 2016, the amount due to related parties was 45,365. During the year ended August 31, 2017, the Company repaid $10,365 of that amount to related parties and converted the remaining $35,000 to common shares, resulting in a loss on related party loan conversion of $201,532.

During the year ended August 31, 2017, the Company received additional $49,980 from related parties, which was also converted to common shares as of August 31, 2017, resulting in a loss on related party loan conversion of $287,886.

On February 1, 2017, the Company paid $49,200 for housing occupied by our Chief Executive Officer (see Note 10).

During the year ended August 31, 2017, 2016 and 2015, the Company incurred management and salary expenses of $646,417, $0 and $0 respectively, to directors and officers of the Company.

As of August 31, 2017, and 2016, the Company owed to related parties $0 and $45,365, respectively.